UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period [________________] to [________________]

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period [________________] to [________________]

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2014 to December 31, 2014

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Date of Report (Date of earliest event reported):

March 22, 2017

WESTGATE RESORTS, LTD.[1]
(Exact name of securitizer as specified in its charter)

0001657217
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Heidi Boyles, Esq. (407) 425-6559

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

______________

1 Westgate Resorts, LTD, as securitizer, is filing this Form ABS-15G in respect of issuances of asset-backed securities by the following affiliated issuer (under Rule 144A of the Securities Act of 1933, as amended from time to time): Westgate Resorts 2017-1 LLC.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit A to this Form ABS-15G.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Westgate Resorts, Ltd., by and through

Westgate Resorts, Inc., it sole general partner

By	/s/ David A. Siegel
Name:	David A. Siegel
Title:	President

March 22, 2017

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Westgate Resorts LTD.

Exhibit Index to Current Report on Form ABS-15G

Dated March 22, 2017

Exhibit Number

(A)	Report of Independent Accountants Applying Agreed Upon Procedures

4

Exhibit A

Westgate Resorts 2017-1 LLC

Timeshare Collateralized Notes, Series 2017-1

Sample Timeshare Loan Agreed-Upon Procedures

Report To:

Westgate Resorts, Ltd.

Westgate Funding 2017-1 LLC

Amherst Pierpont Securities LLC

Capital One Securities, Inc.

21 March 2017

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Westgate Resorts, Ltd.

Westgate Funding 2017-1 LLC

5601 Windhover Drive

Orlando, Florida 32819

Amherst Pierpont Securities LLC

245 Park Avenue, 15th Floor

New York, New York 10167

Capital One Securities, Inc.

111 South Wacker Drive

Chicago, Illinois 60606

Re:	Westgate Resorts 2017-1 LLC (the “Issuer”) Timeshare Collateralized Notes, Series 2017-1 (the “Notes”) Sample Timeshare Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Westgate Funding 2017-1 LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of mortgage loans used to purchase deeded timeshare intervals (the “Timeshare Loans”) relating to the Issuer’s securitization transaction. This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Amherst Pierpont Securities LLC (the “Initial Purchaser”), on behalf of the Depositor, provided us with:

a.	An electronic data file labeled “2017-1 Pool Cut Trial Balance As of 022817.xlsx” and the corresponding record layout and decode information (the “Base Data File”) that the Initial Purchaser, on behalf of the Depositor, indicated contains information as of the close of business on 28 February 2017 (the “Cut-off Date”) on the certain (i) mortgage loans (the “Statistical Initial Timeshare Loans”) and (ii) certain additional mortgage loans that the Issuer will acquire (the “Statistical Targeted Subsequent Timeshare Loans,” together with the Statistical Initial Timeshare Loans, the “Statistical Timeshare Loans”) that are expected to be representative of the Timeshare Loans and

b.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, Westgate Resorts, Ltd. (the “Servicer”), on behalf of the Depositor, provided us with:

a.	A schedule (the “Resort Mapping Schedule”) that the Servicer, on behalf of the Depositor, indicated contains information relating to the resort name corresponding to the resort code, as shown on the Base Data File, for each Statistical Timeshare Loan,

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b.	Imaged copies of:

	i.	The note (the “Note”),

	ii.	The truth in lending disclosure or closing disclosure (collectively and as applicable, the “Closing Document”).

	iii.	Certain printed system screen shots from the Servicer’s servicing system (collectively, the “System Screen Shots”) and

	iv.	Certain borrower credit reports (collectively, the “FICO Reports,” together with the Note, Closing Document and System Screen Shots, the “Source Documents”),

as applicable, relating to the Sample Timeshare Loans (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Data File (as defined in Attachment A), which are listed on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Base Data File, Resort Mapping Schedule, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Base Data File, Resort Mapping Schedule, Source Documents or any other information provided to us by the Initial Purchaser or Servicer, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Statistical Timeshare Loans or Timeshare Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Initial Purchaser or Servicer, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

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The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Timeshare Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Timeshare Loans,

iii.	Whether the originators of the Timeshare Loans complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Timeshare Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young

21 March 2017

Attachment A

Procedures performed and our associated findings

1.	As instructed by the Servicer, on behalf of the Depositor, we appended the information for each Statistical Timeshare Loan on the Base Data File with the corresponding resort name information on the Resort Mapping Schedule. The Base Data File, as appended, is hereinafter referred to as the “Data File.”

2.	As instructed by the Servicer, on behalf of the Depositor, we randomly selected a sample of 150 Statistical Timeshare Loans from the Data File (the “Sample Timeshare Loans”). For the purpose of this procedure, the Servicer, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Timeshare Loans they instructed us to randomly select from the Data File.

For the purpose of the procedures described in this report, the 150 Sample Timeshare Loans are referred to as Sample Timeshare Loan Numbers 1 through 150.

3.	For each Sample Timeshare Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Servicer, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Data File Field Name	Source Document(s)	Note

Loan number	ACCOUNT	Note	i.
State	ST	Note or System Screen Shots	ii.
Sales date	CONTR_DT	Note
Amount financed	AMT_FINANCED	Note
Payment amount	PMT_AMT	Note
Interest rate	INT	Note
Maturity date	MAT_DATE	Note
Resort name	Resort name	Note or Closing Document	iii.
Original term to maturity	TERM	Closing Document
Down payment	DOWN_PAY	Closing Document
Sales price	PURCH_PR	(a) Closing Document or (b) Closing Document and recalculation	iv.
FICO score	FICO	FICO Reports	v.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the state Sample Characteristic for each Sample Timeshare Loan (except for Sample Timeshare Loan Numbers 4, 36 and 106), the Servicer, on behalf of the Depositor, instructed us:

a.	To use the Note as the Source Document and

b.	Not to compare the state Sample Characteristic for Sample Timeshare Loans which had a COUNTRY value other than “USA,” as shown on the Data File (the “Sample Foreign Timeshare Loans”).

For the purpose of comparing the state Sample Characteristic for Sample Timeshare Loan Numbers 4, 36 and 106, the Servicer, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

Exhibit 1 to Attachment A

Notes: (continued)

iii.	For the purpose of comparing the resort name Sample Characteristic for each Sample Timeshare Loan, the Servicer, on behalf of the Depositor, instructed us to:

a.	Use the Closing Document as the Source Document if the resort name, as shown on the Note, is different than the resort name, as shown on the Data File, and

b.	Ignore differences due to abbreviations and truncations.

We performed no procedures to reconcile any differences that may exist between the Note and Closing Document for the resort name Sample Characteristic.

iv.	For the purpose of comparing the sales price Sample Characteristic for each Sample Timeshare Loan, the Servicer, on behalf of the Depositor, instructed us to:

a.	Use the sales price, as shown on the Closing Document, or

b.	Recalculate the sales price if the Closing Document did not contain the sales price by adding the:

(1)	Down payment to

(2)	Amount credited to purchaser’s account with the creditor,

both as shown on the Closing Document.

v.	For the purpose of comparing the FICO score Sample Characteristic for each Sample Timeshare Loan, the Servicer, on behalf of the Depositor, instructed us to:

a.	Use the highest FICO score that is shown on the FICO Reports in cases where more than one FICO score is shown on the FICO Reports and

b.	Not to compare the FICO score Sample Characteristic for:

(1)	The Sample Foreign Timeshare Loans or

(2)	Sample Timeshare Loans with a FICO score value of “0,” as shown on the Data File.

We performed no procedures to reconcile any conflicting information which exists on the FICO Reports for the FICO score Sample Characteristic.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Depositor, that are described in the notes above.